Fees Summary	May 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,535,000
Previously Paid Amount	0.00
Total Fee Amount	694.31
Total Offset Amount	0.00
Net Fee	694.31
Narrative - Max Aggregate Offering Price	$ 4,535,000
Final Prospectus	true